Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Consulting fees, wages and bonus							$ 1,400,278	$ 1,104,075
Consulting Fees and Salaries		$ 264,208		$ 474,185
Consulting fees & wages	$ 300,842		$ 353,417		$ 557,717	$ 827,610